Share-Based Payments Schedule of Share-based Payments (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock option grants during the forty weeks ended July 3, 2016 and July 5, 2015 has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015
Expected dividend yield	1.73%	1.00%
Risk-free interest rate	1.08%	1.20%
Expected volatility	31.30%	29.73%
Expected life, in years	4.05	4.04

The fair value of stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014	2013
Expected dividend yield	1.000%	0.950%	0.880%
Risk-free interest rate	1.20%	1.18%	0.77%
Expected volatility	29.73%	30.96%	31.25%
Expected life, in years	4.04	4.04	3.96